Obligations Related to Capital Leases - Additional Information (Detail)	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) vessel lease	Dec. 31, 2018 USD ($) vessel lease	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 01, 2018 vessel	Jul. 01, 2017 vessel
Capital Leased Assets [Line Items]
Proceeds from financing related to sale-leaseback of vessels | $					$ 611,388,000	$ 809,935,000	$ 355,306,000
Teekay Tankers | Aframax Tanker
Capital Leased Assets [Line Items]
Actual hull coverage ratio				91.00%	91.00%	0.00%
Minimum hull coverage ratio, year 1					75.00%
Minimum hull coverage ratio, year 2					78.00%
Minimum hull coverage ratio, years 3 and 4					80.00%
Minimum hull coverage ratio, thereafter					90.00%
LNG Carriers
Capital Leased Assets [Line Items]
Term of contract (in years)					10 years
Approximate capital leases future minimum payments due | $				$ 1,700,000,000	$ 1,700,000,000
Imputed interest | $				$ 435,300,000	$ 435,300,000
LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units | lease				8.000000	8.000000
Suezmax | Teekay LNG
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units | lease				1	1
Capital Lease Obligations | LR2 Tanker
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units				1	1
Capital Lease Obligations | Aframax Tanker
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units				8	8
Capital Lease Obligations | Suezmax
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units				5	5
Imputed interest | $				$ 182,000,000	$ 182,000,000
Future minimum payments due | $				$ 581,300,000	$ 581,300,000
Capital Lease Obligations | Teekay Tankers
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units				4	4				14
Proceeds from financing related to sale-leaseback of vessels | $			$ 153,000,000
Actual hull coverage ratio				122.00%	122.00%	0.00%
Minimum hull coverage ratio				100.00%
Restricted cash | $				$ 4,300,000	$ 4,300,000	$ 2,700,000
Capital Lease Obligations | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Lease term (in years)			9 years
Capital Lease Obligations | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Lease term (in years)			12 years
Capital Lease Obligations | Teekay Tankers | Aframax Tanker
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units				6	6
Proceeds from financing related to sale-leaseback of vessels | $		$ 156,600,000
Capital Lease Obligations | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units				4	4				4
Minimum free liquidity and undrawn revolving credit line | $				$ 35,000,000	$ 35,000,000
Percentage of debt				5.00%	5.00%
Actual hull coverage ratio				101.00%	101.00%	105.00%
Minimum hull coverage ratio, thereafter					100.00%
Hull coverage ratio for first three years					90.00%
Hull ratio coverage requirement period (in years)					3 years
Capital Lease Obligations | Teekay Tankers | Suezmax | Minimum
Capital Leased Assets [Line Items]
Debt term (in years)					6 months
November 2018 Sale-leaseback Transaction | Capital Lease Obligations | Teekay Tankers
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units								4
Proceeds from financing related to sale-leaseback of vessels | $	$ 84,700,000
November 2018 Sale-leaseback Transaction | Capital Lease Obligations | Teekay Tankers | 2 Aframax Tankers
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units								2
November 2018 Sale-leaseback Transaction | Capital Lease Obligations | Teekay Tankers | One Suezmax Tanker
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units								1
November 2018 Sale-leaseback Transaction | Capital Lease Obligations | Teekay Tankers | LR2 Tanker
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units								1
LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Capital Leased Assets, Number of Units				8	8